Financial Instruments and Financial Risk Management - Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 2,583,237	$ 2,044,182
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	2,569,782	2,033,300
Contractual cash flows	3,329,982	2,376,628
Liquidity Risk | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	671,936	708,768
Trade and other payables	671,936	708,768
Liquidity Risk | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,884,274	1,315,757
Long-term debt	2,644,474	1,659,085
Liquidity Risk | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	13,572	8,775
Other financial liability	13,572	8,775
Liquidity Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	942,083	798,459
Liquidity Risk | Less than 1 Year | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	671,936	708,768
Liquidity Risk | Less than 1 Year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	257,414	80,916
Liquidity Risk | Less than 1 Year | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	12,732	8,775
Liquidity Risk | 1 to 2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	355,046	268,727
Liquidity Risk | 1 to 2 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	354,206	268,727
Liquidity Risk | 1 to 2 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	840	0
Liquidity Risk | 2 to 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	293,772	229,969
Liquidity Risk | 2 to 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	293,772	229,969
Liquidity Risk | 2 to 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	0	0
Liquidity Risk | More than 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,739,082	1,079,473
Liquidity Risk | More than 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,739,082	1,079,473
Liquidity Risk | More than 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	$ 0	$ 0